Prepayment and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2021
Prepayment and Other Current Assets [Abstract]
Summary of prepayment and other current assets
The following is a summary of prepayment and other current assets as of December 31, 2020 and 2021:

	As of December 31,
	2020	2021
	RMB	RMB
Prepayment for promotion fees	44,575	42,696
Prepayment for value-added taxes	40,950	38,315
Deferred expenses for learning services	28,752	34,457
Prepayment for content fees	2,206	9,543
Deferred charges	8,857	8,745
Prepayment for rental expenses	4,900	7,247
Prepaid sales commission	1,158	2,263
Receivable for withholding individual income taxes of option exercise	39,371	1,700
Interest receivable	51	281
Prepaid insurance fee for directors and officers	5,329	—
Others	23,493	37,330

Total	199,642	182,577